Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	$ 334	$ (1,141)	$ 402	$ (198)
Gain (loss) on derivative instruments	(6,135)	(1,354)	(5,884)	(265)
Loss on derivative financial instruments	(6,135)	(1,354)	(5,884)	(265)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	(7,032)	(2,305)	(7,783)	(2,627)
Total realized loss on derivative financial instruments	(157)	196	149	359
Loss on derivative financial instruments not accounted for as hedges	(7,189)	(2,109)	(7,634)	(2,268)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	(4,680)	0	(4,680)	0
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	(2,352)	(2,305)	(3,103)	(2,627)
Total realized loss on derivative financial instruments	(157)	196	149	359
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 1,054	$ 755	$ 1,750	$ 2,003